PROPERTY, PLANT AND EQUIPMENT - Changes in Carrying Amount of Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	€ 116,371	€ 68,255
Additions	69,706	74,679
Disposals	(2,275)	(1,250)
Depreciation	(32,851)	(26,786)	€ (19,589)
Translation differences and other movements	(4,685)	1,473
Right-of-use assets, end of period	146,266	116,371	68,255
Industrial buildings
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	38,918	22,971
Additions	9,909	27,474
Disposals	(113)	(1,231)
Depreciation	(11,359)	(10,445)
Translation differences and other movements	(333)	149
Right-of-use assets, end of period	37,022	38,918	22,971
Plant, machinery and equipment
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	8,569	3,396
Additions	411	7,529
Disposals	(17)	(2)
Depreciation	(2,809)	(2,364)
Translation differences and other movements	(23)	10
Right-of-use assets, end of period	6,131	8,569	3,396
Other assets
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	68,884	41,888
Additions	59,386	39,676
Disposals	(2,145)	(17)
Depreciation	(18,683)	(13,977)
Translation differences and other movements	(4,329)	1,314
Right-of-use assets, end of period	€ 103,113	€ 68,884	€ 41,888